Employees' retirement benefits: (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2010 and 2011. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥186,177	¥190,368
Service cost	9,204	9,244
Interest cost	3,979	3,894
Actuarial (gain) loss	592	1,586
Transfer of liability from defined benefit pension plans of the NTT group	215	328
Other	151	7
Benefit payments	(9,950)	(9,363)

Projected benefit obligation, end of year	¥190,368	¥196,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥67,040	¥77,070
Actual return on plan assets	9,864	(1,407)
Employer contributions	2,680	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	49	77
Benefit payments	(2,563)	(2,980)

Fair value of plan assets, end of year	¥77,070	¥77,813

At March 31:
Funded status	¥(113,298)	¥(118,251)

Defined Benefit Plan Amounts Recognized

	Millions of yen
	2010	2011
Liability for employees’ retirement benefits	¥(113,332)	¥(118,290)
Prepaid pension cost	34	39

Net amount recognized	¥(113,298)	¥(118,251)

Defined Benefit Plan Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(39,052)	¥(42,262)
Prior service cost	14,518	12,611
Transition obligation	(1,060)	(935)

Total	¥(25,594)	¥(30,586)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥190,346	¥196,025
Fair value of plan assets	77,014	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥184,532	¥190,028
Fair value of plan assets	77,014	77,735

Net periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥9,216	¥9,204	¥9,244
Interest cost on projected benefit obligation	4,058	3,979	3,894
Expected return on plan assets	(2,116)	(1,649)	(1,714)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,192	2,190	1,497
Amortization of transition obligation	127	125	125

Net periodic pension cost	¥10,570	¥11,942	¥11,139

Other Changes in Plan Assets and Benefit Obligations of the Defined Benefit Pension Plans Recognized in "Accumulated other comprehensive income (loss)"

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥16,136	¥(7,623)	¥4,707
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,192)	(2,190)	(1,497)
Amortization of transition obligation	(127)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥16,724	¥(8,031)	¥4,992

Assumptions Used in Determination of Pension plans' Projected Benefit Obligations

The assumptions used in determination of the pension plans’ projected benefit obligations as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	2.2	2.9

Assumptions Used in Determination of Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.2	2.2	2.2
Expected long-term rate of return on plan assets	2.5	2.5	2.3

Fair Values of DOCOMO's Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥443	¥443	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,332	19,273	2,059	—
Domestic corporate bonds	7,147	—	7,147	—
Foreign government bonds	6,518	6,043	475	—
Foreign corporate bonds	381	21	308	52
Equity securities
Domestic stocks	19,610	19,346	264	—
Foreign stocks	9,916	9,916	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	755	—	755	—
Domestic equity securities	1,244	—	1,244	—
Foreign debt securities	366	—	366	—
Foreign equity securities	861	—	861	—
Life insurance company general accounts	6,715	—	6,715	—
Other	1,782	(0)	(0)	1,782

Total	¥77,070	¥55,042	¥20,194	¥1,834

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081

Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2010 and 2011. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2010 and 2011.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥83,473	¥88,714
Service cost	3,216	3,256
Interest cost	1,798	1,849
Actuarial (gain) loss	2,160	4,527
Internal adjustment due to transfer of employees within the NTT group	(734)	(445)
Benefit payments	(1,199)	(1,485)

Projected benefit obligation, end of year	¥88,714	¥96,416

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥56,302	¥63,599
Actual return on plan assets	7,783	(930)
Employer contributions	800	803
Employee contributions	411	413
Internal adjustment due to transfer of employees within the NTT group	(498)	(341)
Benefit payments	(1,199)	(1,485)

Fair value of plan assets, end of year	¥63,599	¥62,059

At March 31:
Funded status	¥(25,115)	¥(34,357)

Items Recognized in "Accumulated Other Comprehensive Income (Loss)"

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(11,288)	¥(18,002)
Prior service cost	1,426	1,069

Total	¥(9,862)	¥(16,933)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥88,714	¥96,416
Fair value of plan assets	63,599	62,059
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥71,243	¥76,497
Fair value of plan assets	63,554	61,997

Net Periodic Pension Cost for the NTT CDBP Regarding DOCOMO Employees

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥3,132	¥3,216	¥3,256
Interest cost on projected benefit obligation	1,790	1,798	1,849
Expected return on plan assets	(1,613)	(1,402)	(1,583)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	97	874	326
Contribution from employees	(416)	(411)	(413)

Net periodic pension cost	¥2,633	¥3,718	¥3,078

Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in "Accumulated other comprehensive income (loss)"

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥11,259	¥(4,221)	¥7,040
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(97)	(874)	(326)

Total recognized in “Accumulated other comprehensive income (loss)”	¥11,519	¥(4,738)	¥7,071

Assumptions Used in Determining Projected Benefit Obligations, Based on Actuarial Computations

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	3.4	3.3

Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.6	2.6	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

Fair Values of NTT CDBP's Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥93	¥93	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	16,669	14,985	1,684	—
Domestic corporate bonds	16,732	—	16,732	—
Foreign government bonds	3,846	3,523	323	—
Foreign corporate bonds	198	18	102	78
Equity securities
Domestic stocks	12,304	12,135	169	—
Foreign stocks	5,853	5,853	0	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,490	—	1,490	—
Domestic equity securities	1,019	—	1,019	—
Foreign debt securities	595	—	595	—
Foreign equity securities	648	—	648	—
Life insurance company general accounts	3,656	—	3,656	—
Other	496	—	(0)	496

Total	¥63,599	¥36,607	¥26,418	¥574

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥(246)	¥(246)	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,059	¥37,191	¥24,458	¥410

Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	13,474